Segments of Business and Geographic Areas (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012
Segment Reporting Information [Line Items]
Identifiable Assets	$ 131,119	[1]	$ 132,683	[1]	$ 121,347	[1]
Consumer [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	21,813		23,711		24,131
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	25,803		23,783		23,219
Medical Devices [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	41,445		44,585		42,926
Operating Segments [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	89,061		92,079		90,276
General Corporate [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 42,058	[2]	$ 40,604	[2]	$ 31,071	[2]

[1]	Long-lived assets include property, plant and equipment, net for 2014, 2013 and 2012 of $16,126, $16,710 and $16,097, respectively, and intangible assets and goodwill, net for 2014, 2013 and 2012 of $49,054, $50,745 and $51,176, respectively.
[2]	General corporate includes cash, cash equivalents and marketable securities.